UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP, LLC

Address:   1700 East Putnam Avenue
           Old Greenwich, CT 06870


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr.
Title:  Managing Member
Phone:  (203) 698-8812

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT                  5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $      221,833
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              O'Malley, Jr., Thomas D
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AETNA INC NEW                  COM            00817Y108     2404    64227 SH       SOLE       1          64227      0    0
ALLSCRIPTS HEALTHCARE SOLUTN   COM            01988P108     3149   150000 SH       SOLE       1         150000      0    0
ALPHA NATURAL RESOURCES INC    COM            02076X102     5937   100000 SH       SOLE       1         100000      0    0
ANNALY CAP MGMT INC            COM            035710409     2618   150000 SH       SOLE       1         150000      0    0
BARCLAYS BK PLC                ADR2 PREF 2    06739F390      946    39263 SH       SOLE       1          39263      0    0
BAXTER INTL INC                COM            071813109     4248    79000 SH       SOLE       1          79000      0    0
BOEING CO                      COM            097023105     1848    25000 SH       SOLE       1          25000      0    0
BRUKER CORP                    COM            116794108     4810   230687 SH       SOLE       1         230687      0    0
CENTURYLINK INC                COM            156700106     2078    50000 SH       SOLE       1          50000      0    0
CISCO SYS INC                  COM            17275R102     2771   161575 SH       SOLE       1         161575      0    0
CONOCOPHILLIPS                 COM            20825C104     1997    25000 SH       SOLE       1          25000      0    0
CONSOL ENERGY INC              COM            20854P109     1982    36966 SH       SOLE       1          36966      0    0
COVIDIEN PLC                   SHS            G2554F105     5866   112943 SH       SOLE       1         112943      0    0
DEAN FOODS CO NEW              COM            242370104     2009   200873 SH       SOLE       1         200873      0    0
DIAMOND OFFSHORE DRILLING INC  COM            25271C102     5199    66909 SH       SOLE       1          66909      0    0
DOLLAR THRIFTY AUTOMOTIVE GP   COM            256743105     5347    80135 SH       SOLE       1          80135      0    0
FORD MTR CO DEL                COM PAR $0.01  345370860     2237   150000 SH       SOLE       1         150000      0    0
FREEPORT-MCMORAN COPPER & GOLD COM            35671D857     2778    50000 SH       SOLE       1          50000      0    0
FRONTIER COMMUNICATIONS CORP   COM            35906A108     5045   613696 SH       SOLE       1         613696      0    0
GOLDEN STAR RES LTD CDA        COM            38119T104     4875  1641338 SH       SOLE       1        1641338      0    0
GREAT BASIN GOLD LTD           COM            390124105     5999  2272400 SH       SOLE       1        2272400      0    0
HALLIBURTON CO                 COM            406216101     2492    50000 SH       SOLE       1          50000      0    0
HERTZ GLOBAL HOLDINGS INC      COM            42805T105     6645   425150 SH       SOLE       1         425150      0    0
ISTAR FINL INC                 COM            45031U101     7560   823476 SH       SOLE       1         823476      0    0
JUNIPER NETWORKS INC           COM            48203R104     3413      811 SH  PUT  SOLE       1            811      0    0
LIFE TECHNOLOGIES CORP         COM            53217V109    11156   212814 SH       SOLE       1         212814      0    0
MARATHON OIL CORP              COM            565849106     2399    45000 SH       SOLE       1          45000      0    0
MEDASSETS INC                  COM            584045108     6174   405130 SH       SOLE       1         405130      0    0
MEDTRONIC INC                  COM            585055106     1968    50000 SH       SOLE       1          50000      0    0
METLIFE INC                    COM            59156R108     1342    30000 SH       SOLE       1          30000      0    0
MOTOROLA MOBILITY HLDGS INC    COM            620097105     2861   117261 SH       SOLE       1         117261      0    0
NEWMONT MINING CORP            COM            651639106     6495   118993 SH       SOLE       1         118993      0    0
NORTHGATE MINERALS CORP        COM            666416102     1080   400000 SH       SOLE       1         400000      0    0
OFFICE DEPOT INC               COM            676220106     1079   233069 SH       SOLE       1         233069      0    0
OCCIDENTAL PETE CORP DEL       COM            674599105     5225    50000 SH       SOLE       1          50000      0    0
PAN AMERICAN SILVER CORP       COM            697900108     3435    92520 SH       SOLE       1          92520      0    0
PFIZER INC                     COM            717081103    16536   814196 SH       SOLE       1         814196      0    0
SCHLUMBERGER LTD               COM            806857108     1865    20000 SH       SOLE       1          20000      0    0
SEABRIDGE GOLD INC             COM            811916105     1676    52674 SH       SOLE       1          52674      0    0
SILVER WHEATON CORP            COM            828336107     2691    62067 SH       SOLE       1          62067      0    0
SPDR S&P 500 ETF TR            TR UNIT        78462F103    13259     1000 SH  PUT  SOLE       1           1000      0    0
SPRINT NEXTEL CORP             COM SER 1      852061100     2784   600000 SH       SOLE       1         600000      0    0
TRANSATLANTIC PETROLEUM LTD    SHS            G89982105     9782  3171599 SH       SOLE       1        3171599      0    0
TRANSOCEAN LTD                 REG SHS        H8817H100     4719    60536 SH       SOLE       1          60536      0    0
VALEANT PHARMACEUTICALS INTL   COM            91911K102     1245    25000 SH       SOLE       1          25000      0    0
VALERO ENERGY CORP NEW         COM            91913Y100     5964   200000 SH       SOLE       1         200000      0    0
VISA INC                       COM CL A       92826C839     3681    50000 SH       SOLE       1          50000      0    0
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209     2013    70000 SH       SOLE       1          70000      0    0
WELLPOINT INC                  COM            94973V107     2443    35000 SH       SOLE       1          35000      0    0
YAMANA GOLD INC                COM            98462Y100    15708  1276032 SH       SOLE       1        1276032      0    0


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